May 30, 2001

                        Dreyfus Variable Investment Fund

                        Dreyfus Appreciation Portfolio
                          Dreyfus Balanced Portfolio
                      Dreyfus Disciplined Stock Portfolio
                      Dreyfus Growth and Income Portfolio
                    Dreyfus International Equity Portfolio
                     Dreyfus International Value Portfolio
                          Dreyfus Small Cap Portfolio
                     Dreyfus Small Company Stock Portfolio
                        Dreyfus Special Value Portfolio


               Supplement to Statement of Additional Information
                               Dated May 1, 2001

      Each Portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPO's can be very volatile. The effect of IPOs on a Portfolio's performance depends on a variety of factors, including the number of IPOs the Portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Portfolio. As a Portfolio's asset base increases, IPOs often have a diminished effect on such Portfolio's performance.